RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Related Party [Abstract]
Disclosure of related party [text block]
NOTE 13.  RELATED PARTIES

Related Party Disclosures

Related parties are those entities defined in IAS 24 and under the rules of the
Chilean Commission for the Financial Market
and the Chilean Corporations Law.

The receivable and payable amounts among related parties at the end of each period correspond to commercial and financing transactions denominated in Chilean Pesos, U.S. dollars and Brazilian Real, where collection or payment deadlines are shown in the following tables and in general do not bear interest, except for financing transactions.

As of the date of these consolidated financial statements, the main transactions with related parties are related to
fuel purchases with Compañía de Petróleos de Chile S.A. and sodium chlorate purchases at EKA Chile S.A.

As of the date of these consolidated financial statements, there are neither provisions for doubtful accounts nor any guarantees granted or received related to the balances with related parties.

Name of Group’s Main Shareholders

The ultimate shareholders of Arauco, direct and indirectly, are Mr. Roberto Angelini Rossi and Mrs. Patricia Angelini Rossi.

Name of the Intermediate Controlling Entity that Produces Consolidated Financial Statements for Public Use

Empresas Copec S.A.

Compensation to Key Management Personnel

Compensation to key management personnel, including directors, managers and deputy managers, consist of a fixed monthly salary,
a
nd managers and deputy managers also receive an annual bonus subject to the results of the Company and the fulfillment of goals of the business as well as individual performance.

Pricing Strategy Terms and Conditions Corresponding to Transactions with Related Parties

Transactions carried out with related parties are intended to contribute to the corporate interest, are adjusted in price, terms and conditions to those prevailing in the market at the time of approval, and meet the requirements and procedures set forth in the law.

The table below sets forth information about the Relationship between the Parent Company and its Subsidiaries

				% Ownership interest			% Ownership interest
			Functional	12-31-2019			12-31-2018
ID N°	Company Name	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
-	Agenciamiento y Servicios Profesionales S.A.	Mexico	U.S. Dollar	0.0020	99.9970	99.9990	0.0020	99.9970	99.9990
-	Arauco Argentina S.A.	Argentina	U.S. Dollar	9.9753	90.0048	99.9801	9.9753	90.0048	99.9801
-	Arauco Australia Pty Ltd.	Australia	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
96547510-9	Arauco Bioenergía S.A.	Chile	U.S. Dollar	98.0000	1.9999	99.9999	98.0000	1.9999	99.9999
-	Arauco Canada Ltd. (ex Flakeboard Company Ltd.)	Canada	Canadian Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Colombia S.A.	Colombia	U.S. Dollar	1.4778	98.5204	99.9982	1.4778	98.5204	99.9982
-	Arauco do Brasil S.A.	Brazil	Brazilian Real	1.0681	98.9309	99.9990	1.0681	98.9309	99.9990
-	Arauco Europe Cooperatief U.A.	Netherlands	U.S. Dollar	0.5493	99.4497	99.9990	0.5689	99.4301	99.9990
-	Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real	-	79.9992	79.9992	-	79.9992	79.9992
-	Arauco Forest Brasil S.A.	Brazil	Brazilian Real	10.0809	89.9182	99.9991	9.7714	90.2278	99.9992
-	Arauco Industria de Paineis Ltda.	Brazil	Brazilian Real	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Middle East DMCC	Dubai	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco North America, Inc. (ex Flakeboard America Ltd.)	USA	U.S. Dollar	0.0001	99.9989	99.9990	0.0001	99.9989	99.9990
76620842-8	Arauco Nutrientes Naturales SPA	Chile	U.S. Dollar	-	99.9484	99.9484	-	99.9484	99.9484
-	Arauco Perú S.A.	Peru	U.S. Dollar	0.0013	99.9977	99.9990	0.0013	99.9977	99.9990
-	Arauco Wood (China) Company Limited	China	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Araucomex S.A. de C.V.	Mexico	U.S. Dollar	0.0005	99.9985	99.9990	0.0005	99.9985	99.9990
96657900-5	Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos	-	57.0831	57.0831	-	57.0831	57.0831
-	Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real	-	99.9985	99.9985	-	99.9985	99.9985
85805200-9	Forestal Arauco S.A.	Chile	U.S. Dollar	99.9484	-	99.9484	99.9484	-	99.9484
93838000-7	Forestal Cholguán S.A.	Chile	U.S. Dollar	-	98.5676	98.5676	-	98.5479	98.5479
78049140-K	Forestal Los Lagos S.A.	Chile	U.S. Dollar	-	79.9587	79.9587	-	79.9587	79.9587
-	Forestal Nuestra Señora del Carmen S.A.	Argentina	Argentine pesos	-	99.9805	99.9805	-	99.9805	99.9805
-	Forestal Talavera S.A.	Argentina	Argentine pesos	-	99.9942	99.9942	-	99.9942	99.9942
-	Greenagro S.A.	Argentina	Argentine pesos	-	97.9805	97.9805	-	97.9805	97.9805
96563550-5	Inversiones Arauco Internacional Ltda.	Chile	U.S. Dollar	98.0186	1.9804	99.9990	98.0186	1.9804	99.9990
79990550-7	Investigaciones Forestales Bioforest S.A.	Chile	Chilean Pesos	1.0000	98.9489	99.9489	1.0000	98.9489	99.9489
-	Leasing Forestal S.A.	Argentina	Argentine pesos	-	99.9801	99.9801	-	99.9801	99.9801
96510970-6	Maderas Arauco S.A.	Chile	U.S. Dollar	99.0000	0.9995	99.9995	99.0000	0.9995	99.9995
-	Maderas Arauco Costa Rica S.A.	Costa Rica	U.S. Dollar	-	99.9990	99.9990	-	99.9990	99.9990
-	Arauco Industria de México, S.A.de C.V. (ex Maderas y Sintéticos de México, S.A. de C.V.)	Mexico	Mexican pesos	-	99.9990	99.9990	-	-	-
-	Araucomex Servicios, S.A. de C.V. (ex Maderas y Sintéticos Servicios, S.A. de C.V.)	Mexico	Mexican pesos	-	99.9990	99.9990	-	-	-
-	Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real	-	99.9990	99.9990	-	99.9991	99.9991
-	Arauco Serviquimex, S.A. de C.V. (ex Masisa Manufactura, S.A. de C.V.)	Mexico	Mexican pesos	-	99.9990	99.9990	-	-	-
-	Arauco Química S.A. de C.V. (ex Masnova Química, S.A. de C.V.)	Mexico	Mexican pesos	-	99.9990	99.9990	-	-	-
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real	-	99.9990	99.9990	-	99.9991	99.9991
	Prime-Line, Inc.	USA	U.S. Dollar	-	99.9990	99.9990	-	-	-
-	Tablered Araucomex, S.A. de C.V. (ex Placacentro Masisa México, S.A. de C.V.)	Mexico	Mexican pesos	-	99.9990	99.9990	-	-	-
-	Savitar S.A.	Argentina	Argentine pesos	-	99.9841	99.9841	-	99.9841	99.9841
76375371-9	Servicios Aéreos Forestales Ltda.	Chile	U.S. Dollar	0.0100	99.9890	99.9990	0.0100	99.9890	99.9990
96637330-K	Servicios Logísticos Arauco S.A.	Chile	U.S. Dollar	45.0000	54.9997	99.9997	45.0000	54.9997	99.9997

The companies in the table below are classified as joint operations in accordance with IFRS 11. The assets, liabilities, income and expenses are recorded in relation to the Company’s ownership percentage in accordance with accounting standards applicable in each case.

Company Name	Country	Functional Currency
Eufores S.A.	Uruguay	U.S. Dollar
Celulosa y Energía Punta Pereira S.A.	Uruguay	U.S. Dollar
Zona Franca Punta Pereira S.A.	Uruguay	U.S. Dollar
Forestal Cono Sur S.A.	Uruguay	U.S. Dollar
Stora Enso Uruguay S.A.	Uruguay	U.S. Dollar
El Esparragal Asociación Agraria de R.L.	Uruguay	U.S. Dollar
Ongar S.A.	Uruguay	U.S. Dollar
Terminal Logística e Industrial M’Bopicua S.A.	Uruguay	U.S. Dollar

There are no significant restrictions on the ability of subsidiaries to transfer funds to Arauco, in the form of cash dividends or repayment of loans and/or advances.

Employee Benefits for Key Management Personnel

	January - December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$
Salaries and bonuses	63,969	78,340	64,977
Per diem compensation to members of the Board of Directors	2,451	2,560	2,566
Termination benefits	9,175	9,415	5,190
Total	75,595	90,315	72,733

Related Party Receivables, Current

		Nature of				12-31-2019	12-31-2018
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	30 days	14	14
Eka Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	30 days	1,834	2,362
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	30 days	10,519	3,740
Unilin Arauco Pisos Ltda.	-	Joint Venture	Brazil	Brazilian Real	30 days	197	83
Colbún S.A.	96.505.760-9	Common Stockholder	Chile	Chilean pesos	30 days	43	52
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	30 days	834	1
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	30 days	931	-
Fundación Acerca Redes	65.097.218-K	Parent company is founder and contributor	Chile	U.S. Dollar	30 days	1,319	221
Sonae Arauco Portugal S.A.	-	Subsidiary of a Joint Venture	Portugal	U.S. Dollar	-	-	370
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	U.F.	30 days	498	481
E2E S.A.	76.879.577-0	Associate	Chile	Chilean pesos	10-May-20	440	-
E2E S.A.	76.879.577-0	Associate	Chile	Chilean pesos	28-Oct-20	278	-
E2E S.A.	76.879.577-0	Associate	Chile	Chilean pesos	30 days	618	-
Colbún Transmisión S.A.	76.218.856-2	Common director	Chile	Chilean pesos	30 days	1	-
TOTAL						17,526	7,324

Related Party Receivables, Non-Current

		Nature of				12-31-2019	12-31-2018
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an Associate	Chile	U.F.	-	-	481
TOTAL						-	481

Related Party Payables, Current

		Nature of				12-31-2019	12-31-2018
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Maturity	ThU.S.$	ThU.S.$
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	30 days	8,075	7,019
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	30 days	156	601
Fundación Educacional Arauco	71.625.000-8	Parent company is founder and contributor	Chile	Chilean pesos	-	-	616
Red to Green S.A.	86.370.800-1	Common Stockholder	Chile	Chilean pesos	30 days	1	14
Portaluppi, Guzman y Bezanilla Asesorías Ltda.	78.096.080-9	Common director	Chile	Chilean pesos	30 days	68	-
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	30 days	96	123
Servicios Corporativos Sercor S.A.	96.925.430-1	Associate	Chile	Chilean pesos	30 days	5	11
Puerto Lirquén S.A.	96.959.030-1	Subsidiary of an associate	Chile	U.S. Dollar	-	-	1,003
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of an associate	Chile	U.S. Dollar	30 days	447	772
Depósitos Portuarios Lirquén S.A.	96.871.870-3	Subsidiary of an associate	Chile	U.S. Dollar	-	-	2
Adm. Estaciones de Servicio Serco Ltda.	79.689.550-0	Common controlling parent	Chile	Chilean pesos	-	-	1
Adm. de Ventas al Detalle Arco Prime Ltda.	77.215.640-5	Common controlling parent	Chile	Chilean pesos	-	-	1
Empresa Distrib. Papeles y Cartones S.A.	88.566.900-k	Common Stockholder	Chile	Chilean pesos	-	-	8
Elemental S.A.	76.659.730-0	Associate of controlling parent	Chile	Chilean pesos	30 days	4	1
Woodtech S.A.	76.724.000-7	Associate of controlling parent	Chile	Chilean pesos	-	-	28
Orizon S.A.	96.929.960-7	Common controlling parent	Chile	Chilean pesos	30 days	2	1
Vía Limpia SPA	79.874.200-0	Common controlling parent	Chile	Chilean pesos	30 days	11	9
Air BP Copec S.A.	96.942.120-8	Joint venture of controlling parent	Chile	Chilean pesos	30 days	8	19
Sonae Arauco Portugal S.A.	-	Subsidiary of a Joint Venture	Portugal	U.S. Dollar	30 days	7	-
TOTAL						8,880	10,229

Related Party
Transactions

Purchases

		Nature of			Transaction	12-31-2019	12-31-2018	12-31-2017
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Abastible S.A.	91.806.000-6	Common controlling parent	Chile	Chilean pesos	Fuel	2,864	3,668	3,115
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Fuel and other	64,271	75,328	66,789
Compañía Puerto de Coronel S.A.	79.895.330-3	Subsidiary of the Associate	Chile	U.S. Dollar	Transport and stowage	10,662	10,607	9,986
Puerto Lirquén S.A.	96.959.030-1	Subsidiary of the Associate	Chile	U.S. Dollar	Port services	2,206	8,488	6,956
EKA Chile S.A.	99.500.140-3	Joint Venture	Chile	Chilean pesos	Sodium chlorate	41,349	47,209	44,055
Forestal del Sur S.A.	79.825.060-4	Associate of a subsidiary’s minority shareholder	Chile	Chilean pesos	Wood and ships	4,547	1,675	1,310
Portaluppi, Guzman y Bezanilla Abogados	78.096.080-9	Common director	Chile	Chilean pesos	Legal services	828	897	1,496
Empresa Nacional de Telecomunicaciones S.A.	92.580.000-7	Common Stockholder	Chile	Chilean pesos	Telephone services	524	617	460
CMPC Maderas S.A.	95.304.000-K	Common Stockholder	Chile	Chilean pesos	Wood and logs	117	644	330
Forestal Mininco S.A.	91.440.000-7	Common Stockholder	Chile	Chilean pesos	Wood and logs	37	261	62
Colbún Transmisión S.A.	76.218.856-2	Common director	Chile	Chilean pesos	Electrical Power	240	453	389
Woodtech S.A.	76.724.000-7	Indirect associate of controlling parent	Chile	Chilean pesos	Wood volumen measurement services	1,988	2,449	2,239
Inversiones Siemel S.A.	94.082.000-6	Common Stockholder	Chile	Chilean pesos	Rentals	256	326	596
Vía Limpia	79.874.200-0	Common controlling parent	Chile	Chilean pesos	Other purchases	215	257	-
CMPC Celulosa S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Others purchases	35	11	965

Sales

		Nature of			Transaction	12-31-2019	12-31-2018	12-31-2017
Name of Related Party	Tax ID No.	Relationship	Country	Currency	Descriptions	ThU.S.$	ThU.S.$	ThU.S.$
Compañía de Petróleos de Chile S.A.	99.520.000-7	Common controlling parent	Chile	Chilean pesos	Charter Services	-	75	202
Colbún S.A.	96.505.760-9	Common director	Chile	Chilean pesos	Electrical Power	543	277	1,128
EKA Chile S.A.	99.500.140-3	Joint venture	Chile	Chilean pesos	Electrical Power	18,764	24,857	19,182
Forestal del Sur S.A.	79.825.060-4	Common director	Chile	Chilean pesos	Harvesting services, Wood and chips	29,543	26,308	25,322
CMPC Pulp S.A.	96.532.330-9	Common Stockholder	Chile	Chilean pesos	Wood and chips	1,467	-	-
Unilin Arauco Pisos Ltda.	-	Joint venture	Brazil	Brazilian Real	Wood	3,350	1,474	2,966
E2E S.A.	76.879.577-0	Associate	Chile	Chilean pesos	Loan (capital + interests)	718	-	-
E2E S.A.	76.879.577-0	Associate	Chile	Chilean pesos	Wood, plywood and boards	787	-	-